Dividends	12 Months Ended
Dec. 31, 2022
Dividends [Abstract]
Dividends
35. Dividends
The annual dividends to the shareholders of the Parent Company for the year ended December 31, 2021, amounting to ￦ 853,299 million (￦ 2,190 per share) were declared at the annual general shareholders’ meeting on March 25, 2022 and paid in April 11, 2022. According to the resolution of the board of directors on April 22, 2022, the quarterly dividend amounting to ￦ 194,817 million (￦ 500 per share) with dividend record date of March 31, 2022 were paid on May 9, 2022; according to the resolution of the board of directors on July 21, 2022, the quarterly dividend amounting to ￦ 194,817 million (￦ 500 per share) with dividend record date of June 30, 2022 were paid on August 9, 2022; and according to the resolution of the board of directors on October 25, 2022, the quarterly dividend amounting to ￦ 194,817 million (￦ 500 per share) with dividend record date of September 30, 2022 were paid on November 10, 2022. The annual dividends to the shareholders of the Parent Company for the year ended December 31, 2022, amounting to ￦ 564,970 million (￦ 1,450 per share)
was
 proposed
 and approved
at the general shareholders’ meeting scheduled for March 24, 2023. The Group’s consolidated financial statements as of and for the year ended December 31, 2022, do not reflect this dividend payable.
Meanwhile, the annual dividends and quarterly dividends paid in 2021 were ￦ 689,653 million (￦ 1,770 per share) and ￦ 292,226 million (￦ 750 per share), respectively.